Investment Objectives and Goals	Nov. 18, 2025
Eubel Brady & Suttman Income and Appreciation Fund
Prospectus [Line Items]
Risk/Return [Heading]	EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Eubel Brady & Suttman Income and Appreciation Fund (the “EBS Income & Appreciation Fund” or the “Fund”) seeks to provide total return through a combination of current income and capital appreciation.

Eubel Brady & Suttman Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	EUBEL BRADY & SUTTMAN INCOME FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Eubel Brady & Suttman Income Fund (the “EBS Income Fund” or the “Fund”) seeks to preserve capital, produce income and maximize total return.